Share Incentive Plan	12 Months Ended
Dec. 31, 2024
Share Incentive Plan [Abstract]
SHARE INCENTIVE PLAN

NOTE 14 — SHARE INCENTIVE PLAN

On January 19, 2022, the Company’s Board of Directors adopted the 2022 Incentive Option Plan (the “Prior Plan”). A total of 14,363 Ordinary Shares were reserved and subject to the Prior Plan. The Plan is intended as an incentive to retain directors, officers, employees, consultants and advisers of the Company. On May 15, 2024, the Company adopted the 2024 Share Incentive Option Plan (the “2024 Plan), which replaced the Prior Plan. A total of 121,154 Ordinary Shares are reserved and subject to the 2024 Plan. As of December 31, 2024, the Company had not granted awards under the Prior Plan or the 2024 Plan.